Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 159,044	$ 54,340
12 months or more - Fair Value	46,544	4,937
Total - Fair Value	205,588	59,277
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	2,757	154
12 months or more - Gross Unrealized Loss	1,142	63
Total - Gross Unrealized Loss	3,899	217
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	49,279	19,968
12 months or more - Fair Value	9,900	0
Total - Fair Value	59,179	19,968
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	697	32
12 months or more - Gross Unrealized Loss	100	0
Total - Gross Unrealized Loss	797	32
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	93,447	19,471
12 months or more - Fair Value	22,098	0
Total - Fair Value	115,545	19,471
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	1,888	23
12 months or more - Gross Unrealized Loss	588	0
Total - Gross Unrealized Loss	2,476	23
Corporate Bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	15,670	14,901
12 months or more - Fair Value	14,546	4,937
Total - Fair Value	30,216	19,838
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	171	99
12 months or more - Gross Unrealized Loss	454	63
Total - Gross Unrealized Loss	625	$ 162
Other [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	648
12 months or more - Fair Value	0
Total - Fair Value	648
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	1
12 months or more - Gross Unrealized Loss	0
Total - Gross Unrealized Loss	$ 1